Line of credit, short term loan and notes payable (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Line of credit, short term loan and notes payable [Abstract]
Components of Debt
The components of the Company’s debt consist of the following:

	March 31, 2020			December 31, 2019
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Short term loan, net	$17,023	(1)	12/19/2020	$16,061	(1)	12/19/2020
Line of credit, net	5,366	(1)	12/19/2020	4,819	(1)	12/19/2020

November 2019 notes payable, net (November 2019 Notes)	2,839	10%	11/4/2021	2,769	10%	11/4/2021
December 2019 senior notes payable, net (Seller Notes)	9,494	10%	6/30/2023	9,191	10%	6/30/2023
December 2019 junior notes payable, net (Seller Notes)	4,565	10%	6/30/2023	4,410	10%	6/30/2023
ABG Notes	661	10%	6/30/2023	-	-	-
Total debt	$39,948			$37,250

(1)	Interest at Bank of Montreal Prime plus 8.05%

The components of the Company’s debt consist of the following:

	December 31, 2019			December 31, 2018
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Note payable (due to related parties)	$-			$1,600	26.6%	May 6, 2019
Short term loan, net	16,061	(2)	December 19, 2020
Lines of credit, net	4,819	(2)	December 19, 2020	4,600	(1)	May 6, 2019

November 2019 notes payable, net (November 2019 Notes)	2,769	10.0%	November 4, 2021
December 2019 senior notes payable, net (Seller Notes)	9,191	10.0%	June 30, 2023	-
December 2019 junior notes payable, net (Seller Notes)	4,410	10.0%	June 30, 2023
Total debt	37,250			6,200

(1)	Interest at LIBOR plus 3%

(2)	Interest at Bank of Montreal Prime plus 8.05%